As filed with the Securities and Exchange Commission on May 19, 2014

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 169	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 173	☒

(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (800) 882-0052

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

With copies to:

John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Fund Advisors 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Master Investment Portfolio has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 19, 2014.

BLACKROCK FUNDS III ON BEHALF OF BLACKROCK BOND INDEX FUND (REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	May 19, 2014
John M. Perlowski

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	May 19, 2014
Neal J. Andrews

DAVID O. BEIM*	Trustee
David O. Beim

FRANK J. FABOZZI*	Trustee
Frank J. Fabozzi

RONALD W. FORBES*	Trustee
Ronald W. Forbes

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

IAN A. MACKINNON*	Trustee
Ian A. MacKinnon

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

	TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

	KENNETH L. URISH*	Trustee
Kenneth L. Urish

	FREDERICK W. WINTER*	Trustee
Frederick W. Winter

	PAUL L. AUDET*	Trustee
Paul L. Audet

	HENRY GABBAY*	Trustee
Henry Gabbay

*By:	/s/ BENJAMIN ARCHIBALD		May 19, 2014
Benjamin Archibald (Attorney-In-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on May 19, 2014.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF BOND INDEX MASTER PORTFOLIO
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	May 19, 2014
John M. Perlowski

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	May 19, 2014
Neal J. Andrews

DAVID O. BEIM*	Trustee
David O. Beim

FRANK J. FABOZZI*	Trustee
Frank J. Fabozzi

RONALD W. FORBES*	Trustee
Ronald W. Forbes

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

IAN A. MACKINNON*	Trustee
Ian A. MacKinnon

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

	Robert C. Robb, Jr.*	Trustee
Robert C. Robb, Jr.

	TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

	KENNETH L. URISH*	Trustee
Kenneth L. Urish

	FREDERICK W. WINTER*	Trustee
Frederick W. Winter

	PAUL L. AUDET*	Trustee
Paul L. Audet

	HENRY GABBAY*	Trustee
Henry Gabbay

*By:	/s/ Benjamin Archibald		May 19, 2014
Benjamin Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase